Income Taxes - Tax Effects, Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Net unrealized gains	$ (164)	$ (294)
Net unrealized gains	0	(6)
Withholding taxes	(6)	0
Total deferred tax liabilities	(170)	(300)
Deferred tax asset:
Net operating loss	107	301
Investment in partnership	90	0
Property	0	35
Tax credit carryforwards	75	93
Power purchase agreements	2	2
Net unrealized gains	4	0
Intangible	0	2
Other	5	1
Valuation allowance	(43)	(112)
Total deferred tax asset	240	322
Net deferred tax asset	$ 70	$ 22